Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 22, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 22, 2011
Managers PIMCO Bond Fund (Prospectus Summary) | Managers PIMCO Bond Fund | Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDFX

Managers PIMCO Bond Fund (Prospectus Summary) | Managers PIMCO Bond Fund
MANAGERS PIMCO BOND FUND
               Supplement dated March 22, 2011 to the Prospectus

       and Statement of Additional Information, each dated March 1, 2011.

The following information supplements and supersedes any information to the contrary relating to Managers PIMCO Bond Fund (the "Fund"), a series of Managers
Trust I, contained in the Fund's Prospectus and Statement of Additional
Information, each dated March 1, 2011.

Effective immediately, the Fund may invest up to 10% of its total assets in equity-related securities. The Fund's investments in equity-related securities may include preferred stock, convertible securities and other equity-related securities, including securities that are acquired as the result of debt-for-equity swap transactions, debt exchange transactions, or pursuant to a reorganization or restructuring of an issuer, even though the Fund does not ordinarily invest in such securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (OTC) market.

The market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than the Fund's fixed income investments.

Please contact the Fund at 800-835-3879 if you have any questions about the
Fund's investment strategy changes.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Effective immediately, the Fund may invest up to 10% of its total assets in equity-related securities. The Fund's investments in equity-related securities may include preferred stock, convertible securities and other equity-related securities, including securities that are acquired as the result of debt-for-equity swap transactions, debt exchange transactions, or pursuant to a reorganization or restructuring of an issuer, even though the Fund does not ordinarily invest in such securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (OTC) market.

The market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than the Fund's fixed income investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Managers PIMCO Bond Fund (Prospectus Summary) | Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGERS PIMCO BOND FUND
Risk/Return, Supplement Text Block	ck0000882443_SupplementTextBlock
               Supplement dated March 22, 2011 to the Prospectus

       and Statement of Additional Information, each dated March 1, 2011.

The following information supplements and supersedes any information to the contrary relating to Managers PIMCO Bond Fund (the "Fund"), a series of Managers
Trust I, contained in the Fund's Prospectus and Statement of Additional
Information, each dated March 1, 2011.

Effective immediately, the Fund may invest up to 10% of its total assets in equity-related securities. The Fund's investments in equity-related securities may include preferred stock, convertible securities and other equity-related securities, including securities that are acquired as the result of debt-for-equity swap transactions, debt exchange transactions, or pursuant to a reorganization or restructuring of an issuer, even though the Fund does not ordinarily invest in such securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (OTC) market.

The market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than the Fund's fixed income investments.

Please contact the Fund at 800-835-3879 if you have any questions about the
Fund's investment strategy changes.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Effective immediately, the Fund may invest up to 10% of its total assets in equity-related securities. The Fund's investments in equity-related securities may include preferred stock, convertible securities and other equity-related securities, including securities that are acquired as the result of debt-for-equity swap transactions, debt exchange transactions, or pursuant to a reorganization or restructuring of an issuer, even though the Fund does not ordinarily invest in such securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (OTC) market.

The market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater price volatility than the Fund's fixed income investments.